Share-Based Compensation - Summary of Movement in Value of Conditional Awards in LTIPs (Detail) - 2015 LTIP - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional awards at the beginning of the year	£ 0	£ 6,374
Conditional award payments made	0	4,578
Conditional awards forfeited or cancelled	0	(1,796)
Conditional awards outstanding at the end of the year	£ 0	£ 0